Investment Portfolioas of June 30, 2024 (Unaudited)
DWS Small Cap Growth Fund
	Shares	Value ($)

Common Stocks 96.8%
Communication Services 0.5%
Diversified Telecommunication Services
Iridium Communications, Inc.	48,100	1,280,422
Consumer Discretionary 10.6%
Automobile Components 0.9%
Fox Factory Holding Corp.*	50,481	2,432,679
Diversified Consumer Services 2.4%
Stride, Inc.*	95,212	6,712,446
Hotels, Restaurants & Leisure 1.6%
Hilton Grand Vacations, Inc.*	61,520	2,487,254
Jack in the Box, Inc.	35,391	1,802,817
		4,290,071
Household Durables 3.1%
Helen of Troy Ltd.*	16,016	1,485,324
LGI Homes, Inc.*	16,438	1,471,037
TopBuild Corp.*	14,727	5,673,871
		8,630,232
Leisure Products 1.2%
YETI Holdings, Inc.*	85,422	3,258,849
Specialty Retail 1.4%
Burlington Stores, Inc.*	6,261	1,502,640
Camping World Holdings, Inc. “A” (a)	132,768	2,371,237
		3,873,877
Consumer Staples 4.8%
Consumer Staples Distribution & Retail 3.2%
Casey's General Stores, Inc.	22,994	8,773,590
Household Products 1.6%
Church & Dwight Co., Inc.	32,867	3,407,651
Spectrum Brands Holdings, Inc.	12,226	1,050,580
		4,458,231
Energy 4.1%
Energy Equipment & Services 0.4%
Liberty Energy, Inc.	52,561	1,097,999
Oil, Gas & Consumable Fuels 3.7%
Crescent Energy Co. “A”	98,107	1,162,568
Kosmos Energy Ltd.*	309,000	1,711,860
Matador Resources Co.	55,500	3,307,800

Ovintiv, Inc.	52,500	2,460,675
Southwestern Energy Co.*	237,978	1,601,592
		10,244,495
Financials 6.9%
Banks 1.9%
Live Oak Bancshares, Inc.	54,736	1,919,044
Synovus Financial Corp.	50,875	2,044,666
The Bancorp, Inc.*	33,579	1,267,943
		5,231,653
Capital Markets 2.9%
Affiliated Managers Group, Inc.	15,215	2,377,039
Moelis & Co. “A”	83,995	4,775,956
Raymond James Financial, Inc.	7,065	873,305
		8,026,300
Financial Services 0.5%
WEX, Inc.*	7,244	1,283,202
Insurance 1.6%
Kinsale Capital Group, Inc.	11,200	4,315,136
Health Care 21.1%
Biotechnology 6.9%
Apellis Pharmaceuticals, Inc.*	26,776	1,027,127
Arrowhead Pharmaceuticals, Inc.*	43,058	1,119,077
Beam Therapeutics, Inc.*	14,653	343,320
Biohaven Ltd.*	9,843	341,651
Blueprint Medicines Corp.*	26,434	2,849,057
Catalyst Pharmaceuticals, Inc.*	42,200	653,678
Halozyme Therapeutics, Inc.*	30,500	1,596,980
Insmed, Inc.*	47,340	3,171,780
Kiniksa Pharmaceuticals International PLC*	52,406	978,420
Neurocrine Biosciences, Inc.*	23,378	3,218,449
Travere Therapeutics, Inc.*	111,387	915,601
Ultragenyx Pharmaceutical, Inc.*	24,052	988,537
Vaxcyte, Inc.*	21,900	1,653,669
		18,857,346
Health Care Equipment & Supplies 3.0%
Alphatec Holdings, Inc.*	50,668	529,481
Axonics, Inc.*	11,501	773,212
Globus Medical, Inc. “A”*	20,338	1,392,950
Haemonetics Corp.*	13,754	1,137,868
Inari Medical, Inc.*	15,300	736,695
Masimo Corp.*	2,164	272,534
Merit Medical Systems, Inc.*	28,100	2,415,195
STAAR Surgical Co.*	22,951	1,092,697
		8,350,632
Health Care Providers & Services 8.5%
AMN Healthcare Services, Inc.*	73,870	3,784,360
HealthEquity, Inc.*	38,037	3,278,789
ModivCare, Inc.*	17,978	471,743
Molina Healthcare, Inc.*	12,660	3,763,818
Option Care Health, Inc.*	116,897	3,238,047

Privia Health Group, Inc.*	53,100	922,878
RadNet, Inc.*	135,876	8,005,814
		23,465,449
Life Sciences Tools & Services 0.1%
OmniAb, Inc.* (a)	93,870	352,013
Pharmaceuticals 2.6%
Arvinas, Inc.*	16,500	439,230
EyePoint Pharmaceuticals, Inc.*	31,800	276,660
Intra-Cellular Therapies, Inc.*	37,800	2,588,922
Ligand Pharmaceuticals, Inc.*	19,157	1,614,169
Pacira BioSciences, Inc.*	76,241	2,181,255
		7,100,236
Industrials 18.9%
Aerospace & Defense 1.9%
Ducommun, Inc.*	89,533	5,198,286
Building Products 2.8%
Builders FirstSource, Inc.*	54,677	7,567,844
Commercial Services & Supplies 5.0%
MSA Safety, Inc.	17,173	3,223,200
Tetra Tech, Inc.	18,139	3,709,063
The Brink's Co.	66,738	6,833,971
		13,766,234
Electrical Equipment 1.1%
Allient, Inc.	32,014	808,994
Atkore, Inc.	5,094	687,333
Thermon Group Holdings, Inc.*	51,271	1,577,096
		3,073,423
Machinery 0.6%
Chart Industries, Inc.* (a)	11,200	1,616,608
Professional Services 3.7%
Kforce, Inc.	63,149	3,923,448
Maximus, Inc.	74,339	6,370,852
		10,294,300
Trading Companies & Distributors 3.8%
H&E Equipment Services, Inc.	82,334	3,636,693
Rush Enterprises, Inc. “A”	138,339	5,792,254
Titan Machinery, Inc.*	64,268	1,021,861
		10,450,808
Information Technology 23.2%
Communications Equipment 0.8%
Calix, Inc.*	60,697	2,150,494
Electronic Equipment, Instruments & Components 2.4%
Advanced Energy Industries, Inc.	42,567	4,629,587
Fabrinet*	8,700	2,129,673
		6,759,260
Semiconductors & Semiconductor Equipment 5.9%
FormFactor, Inc.*	49,487	2,995,448
Impinj, Inc.*	15,908	2,493,897

Power Integrations, Inc.	36,913	2,590,924
Semtech Corp.*	54,007	1,613,729
SiTime Corp.*	26,313	3,272,811
Ultra Clean Holdings, Inc.*	67,108	3,288,292
		16,255,101
Software 12.6%
Agilysys, Inc.*	78,285	8,152,600
Aspen Technology, Inc.*	8,375	1,663,526
Envestnet, Inc.*	57,666	3,609,315
Five9, Inc.*	14,531	640,817
Rapid7, Inc.*	35,548	1,536,740
SPS Commerce, Inc.*	24,940	4,692,711
Tenable Holdings, Inc.*	74,926	3,265,275
Tyler Technologies, Inc.*	3,052	1,534,485
Varonis Systems, Inc.*	166,598	7,991,706
Workiva, Inc.*	21,160	1,544,468
		34,631,643
Technology Hardware, Storage & Peripherals 1.5%
Super Micro Computer, Inc.*	5,000	4,096,750
Materials 3.6%
Construction Materials 2.0%
Eagle Materials, Inc.	25,752	5,600,030
Metals & Mining 1.6%
Arch Resources, Inc.	12,100	1,841,983
Cleveland-Cliffs, Inc.*	160,880	2,475,943
		4,317,926
Real Estate 2.6%
Diversified REITs 1.1%
Essential Properties Realty Trust, Inc.	112,841	3,126,824
Industrial REITs 0.8%
EastGroup Properties, Inc.	12,220	2,078,622
Specialized REITs 0.7%
Four Corners Property Trust, Inc.	77,435	1,910,322
Utilities 0.5%
Water Utilities
American States Water Co.	17,400	1,262,718
Total Common Stocks (Cost $180,201,768)		266,192,051

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,265	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,265	0
Total Other Investments (Cost $0)		0

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e) (Cost $688,125)	688,125	688,125

Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 5.36% (d) (Cost $9,284,088)	9,284,088	9,284,088

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $190,173,981)	100.4	276,164,264
Other Assets and Liabilities, Net	(0.4)	(1,146,762)
Net Assets	100.0	275,017,502
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 9/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e)
1,569,150	—	881,025 (f)	—	—	1,176	—	688,125	688,125
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 5.36% (d)
10,953,236	22,114,865	23,784,013	—	—	300,462	—	9,284,088	9,284,088
12,522,386	22,114,865	24,665,038	—	—	301,638	—	9,972,213	9,972,213

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $671,161, which is 0.2% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$266,192,051	$—	$—	$266,192,051
Other Investments	—	—	0	0
Short-Term Investments (a)	9,972,213	—	—	9,972,213
Total	$276,164,264	$—	$0	$276,164,264

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
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